SCHEDULE OF RECONCILE THE STATUTORY INCOME TAX RATE TO EFFECTIVE INCOME TAX RATE (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax rate	23.00%	23.00%	23.00%
Tax expense (benefit) at statutory rate	$ (5,647)	$ (6,572)	$ (2,054)
Tax rate differential	(31)	45
Permanent differences with respect to stock-based compensation	130	594	639
Permanent differences with respect to derivative warrants liabilities, bifurcated conversion feature and convertible loans	3,815	2,738	858
Permanent differences with respect to call option to acquire potential acquiree		731
Permanent differences with respect to IPR&D acquired		1,925
Change in temporary differences	1,733	(437)	111
Others			2
Loss carryforwards		976	444
Income tax expense (benefit)